22. LEASES PAYABLE (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease payments recognised in the income statement	R$ 25,710	R$ 78,134
Variable lease payments recognised in the income statement	R$ 4,938	R$ 7,966
Bottom of range [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Discount rates	10.79%
Top of range [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Discount rates	12.75%